Restricted share units (Details Narrative)	1 Months Ended	6 Months Ended
	Oct. 31, 2021 shares	Feb. 28, 2022 USD ($) shares	Feb. 28, 2021 USD ($) shares
IfrsStatementLineItems [Line Items]
Share-based compensation expense | $		$ 2,576,412	$ 1,778,633
Restricted Stock Units [Member]
IfrsStatementLineItems [Line Items]
Number of RSU's aggregate shares		1,548,174
Outstanding RSU's, granted		100,626	322,547
Share-based compensation expense | $		$ 872,295	$ 1,708,515
Restricted Stock Units [Member] | Directors [Member]
IfrsStatementLineItems [Line Items]
Outstanding RSU's, granted	100,626